INSURANCE CONTRACTS (Details 9) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Payment Year One [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	R$ 3,350,667
Payment Year One [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,452,361
Payment Year One [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,181,843
Payment Year One [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,095,780
Payment Year One [Member] | Five years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,082,673
Payment Year One [Member] | Six years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	4,454,289
Payment Year One [Member] | Seven years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	4,566,465
Payment Year One [Member] | Eight years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	4,918,706
Payment Year One [Member] | Nine years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	5,364,165
Payment Year One [Member] | Ten Years Before Reporting Year [Member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	5,516,396
Payment Year One [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	5,516,396
Estimate of claims up to the base date	19,900,189
Estimated claims payable by the base date	14,383,793
Payment Year Two [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,604,249
Payment Year Two [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,847,199
Payment Year Two [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,499,560
Payment Year Two [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,459,562
Payment Year Two [Member] | Five years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,487,210
Payment Year Two [Member] | Six years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	4,325,114
Payment Year Two [Member] | Seven years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	5,038,121
Payment Year Two [Member] | Eight years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	5,294,584
Payment Year Two [Member] | Nine years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	5,696,584
Payment Year Two [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	5,696,584
Estimate of claims up to the base date	7,198,107
Estimated claims payable by the base date	1,501,523
Payment Year Three [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,274,280
Payment Year Three [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,494,977
Payment Year Three [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,174,162
Payment Year Three [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,207,486
Payment Year Three [Member] | Five years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,078,953
Payment Year Three [Member] | Six years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	4,010,617
Payment Year Three [Member] | Seven years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	4,812,415
Payment Year Three [Member] | Eight years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	5,056,597
Payment Year Three [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	5,056,597
Estimate of claims up to the base date	5,613,467
Estimated claims payable by the base date	556,870
Payment Year Four [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,273,808
Payment Year Four [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,508,883
Payment Year Four [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,184,224
Payment Year Four [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,223,295
Payment Year Four [Member] | Five years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,071,630
Payment Year Four [Member] | Six years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	4,012,414
Payment Year Four [Member] | Seven years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	4,857,834
Payment Year Four [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	4,857,834
Estimate of claims up to the base date	5,140,266
Estimated claims payable by the base date	282,432
Payment Year Five [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,296,445
Payment Year Five [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,521,591
Payment Year Five [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,205,116
Payment Year Five [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,242,090
Payment Year Five [Member] | Five years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,091,574
Payment Year Five [Member] | Six years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	4,034,607
Payment Year Five [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	4,034,607
Estimate of claims up to the base date	4,267,857
Estimated claims payable by the base date	233,250
Payment Year Six [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,306,163
Payment Year Six [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,526,705
Payment Year Six [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,207,657
Payment Year Six [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,253,282
Payment Year Six [Member] | Five years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,115,309
Payment Year Six [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,115,309
Estimate of claims up to the base date	3,244,240
Estimated claims payable by the base date	128,931
Payment Year Seven [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,318,327
Payment Year Seven [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,539,966
Payment Year Seven [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,222,305
Payment Year Seven [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,262,688
Payment Year Seven [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,262,688
Estimate of claims up to the base date	3,346,298
Estimated claims payable by the base date	83,610
Payment Year Eight [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,311,737
Payment Year Eight [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,542,422
Payment Year Eight [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,234,388
Payment Year Eight [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,234,388
Estimate of claims up to the base date	3,298,429
Estimated claims payable by the base date	64,041
Payment Year Nine [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,324,954
Payment Year Nine [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,551,502
Payment Year Nine [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,551,502
Estimate of claims up to the base date	3,598,850
Estimated claims payable by the base date	47,348
Payment Year Ten [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,331,002
Payment Year Ten [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,331,002
Estimate of claims up to the base date	R$ 3,331,002